Operating Segment Information and Concentrations of Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	9.00%	9.10%
Net Sales [Member] | Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	22.00%	21.00%	22.00%